Other Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income
Schedule of non-interest income

	For the year ended	For the year ended
	December 31, 2019	December 31, 2018
(In thousands)
Service fees
Deposit related fees	$65	$66
Insufficient funds fee	76	83
Total service fees	141	149
Fee income
Securities commission income	8	43
Insurance commission income	11	88
Total insurance and securities commission income	19	131
Card income
Debit card interchange fee income	135	146
ATM fees	30	31
Total card income	165	177
Mortgage fee income and realized gain on sales of loans*
Residential mortgage loan origination fees	229	324
Commercial loan fees	85	88
Loan servicing income	298	331
Realized gain on sales of residential mortgage loans	931	1,390
Realized gain on sale of SBA loan	—	47
Total mortgage fee income and realized gain on sales of loans	1,543	2,180
Bank owned life insurance	58	61
Other miscellaneous income	11	19
Total non-interest income	$1,937	$2,717